Significant accounting judgements estimates and assumptions (Tables)	12 Months Ended
Dec. 31, 2024
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Schedule of assumptions used In sensitivity analysis for CGU's
Main assumptions used
Below are the key assumptions used in assessing the recoverable value of the aforementioned CGUs, if any, and the sensitivity analyses:

	As of December 31, 2024		As of December 31, 2023		As of December 31, 2022
	Argentina	Mexico	Argentina	Mexico	Argentina	Mexico
Discount rates (after taxes)	9.9%	7.4%	12.9%	6.0%	11.9%	7.9%
Discount rates (before taxes)	18.2%	8.3%	21.9%	8.2%	18.7%	11.6%
Prices of Crude oil, Natural gas and LPG
Crude oil (USD/bbl) (1)
2023	—	—	—	—	80.3	72.2
2024	—	—	82.4	73.4	92.8	88.3
2025	73.3	60.7	79.0	70.9	84.0	79.9
2026	70.7	61.6	72.6	64.5	79.3	78.3
2027	67.3	62.9	66.4	61.3	79.3	78.3

	As of December 31, 2024		As of December 31, 2023		As of December 31, 2022
	Argentina	Mexico	Argentina	Mexico	Argentina	Mexico
As from 2028	67.4	61.4	66.4	61.3	79.3	78.3
Natural gas - local prices (USD/MMBTU)
As from	3.0	4.0	2.8	3.3	3.9	3.0
LPG - local prices (USD/tn)
As from	301.8	—	296.3	—	250.4	—

(1)	The prices correspond to Brent and Maya, for Argentina and Mexico, respectively.

Schedule of sensitivity analysis for CGU's with respect to change in assumptions
Regarding the assessment of the value in use as of December 31, 2024, and 2023, the Company considers that there are no reasonably possible changes in any of the abovementioned main assumptions that may cause the carrying amount of any CGU to decrease its recoverable amount, except for the following:

	As of December 31, 2024		As of December 31, 2023		As of December 31, 2022
	Argentina	Mexico	Argentina (1)	Mexico	Argentina (2)	Mexico

Discount rate (on the basis)	+ 10%		+ 10%		+ 10%
Carrying amount	—	(3,138)	(136)	(2,559)	—	—
Expected prices of Crude oil, Natural gas and LPG	- 10%		- 10%		- 10%
Carrying amount	—	(14,012)	(349)	(13,402)	(41,816)	—

(1)	Related to the non-operating concessions of conventional oil and gas CGU.
(2)	Related to the operated concessions of conventional oil and gas CGU.